SCHEDULE OF SHORT TERM INVESTMENTS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Marketable securities		¥ 182,313
Available-for-sale debt securities
Total		¥ 182,313